Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment charges (audited) (Details) - Credit risk [member] £ in Millions	Dec. 31, 2020 GBP (£)
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ 9,399
Loans and advances [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	8,011
Loans and advances [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,067
Loans and advances [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(679)
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	538
Home loans [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	407
Home loans [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	21
Home loans [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	110
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	6,083
Credit cards, unsecured loans and other retail lending [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	4,849
Credit cards, unsecured loans and other retail lending [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,625
Credit cards, unsecured loans and other retail lending [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(391)
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,778
Wholesale loans [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,755
Wholesale loans [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	421
Wholesale loans [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ (398)